AlphaCore Statistical Arbitrage Fund
FUND SUMMARY
Investment Objective:
The Fund seeks capital appreciation with a low correlation to broad equity market indices.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AlphaCore Statistical Arbitrage Fund	Class N Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AlphaCore Statistical Arbitrage Fund		Class N Shares	Institutional Class Shares
Management Fees		1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.30%	0.30%
Total Annual Fund Operating Expenses		1.80%	1.55%
[1]	Estimated for the current fiscal year. Other expenses do not reflect the cost of investing in swaps or options. The costs of investing in swaps and options are estimated to be approximately 1.38% of the Fund's average daily net assets. Such costs are an indirect cost of investing in the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - AlphaCore Statistical Arbitrage Fund - USD ($)	1 Year	3 Years
Class N Shares	183	566
Institutional Class Shares	158	490

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks exposure to equity and equity-related securities based on the statistical arbitrage strategy developed by the Fund’s sub-advisor. The Fund’s advisor delegates the management of a portion of the Fund’s assets to the sub-advisor. The Fund’s advisor expects that approximately 25%-50% of the Fund’s assets will be managed by the sub-advisor. The Fund’s advisor may also seek additional exposure to a statistical arbitrage strategy by investing up to 25% of the Fund’s assets in a negotiated derivative instrument with a counterparty bank (such as a swap, option, or other derivative) that provides exposure to the statistical arbitrage strategy. To preserve principal and to generate income, the Advisor may also invest the Fund’s assets in short-term investment grade fixed-income securities. Such short-term fixed income securities include commercial paper and U.S. Treasury securities.

Under normal market conditions, the sub-advisor primarily invests in long or short positions in equity securities of U.S. and non-U.S. companies of various market capitalizations. The Fund defines equity securities as common and preferred stocks as well as equity-related securities such as securities and financial instruments (e.g. derivatives) that derive their value from equity securities. The equity and equity-related securities in which the Fund invests may be listed or unlisted, of issuers of any size, and may include, but are not limited to, common stocks, preferred stocks, rights, warrants and total return swap contracts (including equity and asset swaps). Equity swaps may be based on a single name equity, a broader basket of equities, or an equity index.

The Fund establishes its long and short positions based on the sub-adviser’s statistical arbitrage strategy. The sub-adviser employs statistical and quantitative analysis to identify pricing aberrations in equity and equity-related securities. The sub-adviser then invests the Fund’s assets in a manner that seeks to take advantage of the pricing aberrations identified by the sub-advisor’s model utilizing price data, fundamental data, and corporate events as inputs. In normal market conditions, the Advisor will attempt to maintain an exposure to the statistical arbitrage strategy at or near both market neutral (that is, an equal amount of long and short position exposure) and beta neutral (that is, the net volatility of the Fund’s holdings has little or no correlation to the market’s volatility).

In general, the Fund will take long positions in those securities that the sub-advisor believes to be undervalued, and short positions in those securities that the sub-advisor believes to be overvalued, as dictated by the sub-advisors proprietary models. The sub-adviser sells a long position when a price target is reached, fundamentals have deteriorated or more attractive investments are available. The sub-adviser covers (buys back) short positions when a price target is reached, fundamentals have improved or more attractive short positions are available.

In pursuing the Fund’s investment objectives, the Fund engages in frequent trading of its portfolio securities which may result in higher transactional and brokerage costs.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.

The following describes the risks the Fund may bear through investments in specific securities and derivatives.

Counterparty Risk: Derivative transactions such as swaps and certain options and other custom instruments are subject to the risk of non-performance by the swap counterparty, including the risks relating to the financial soundness and creditworthiness of the swap counterparty.

Currency and Exchange Rate Risks: The Fund may invest in financial instruments denominated in currencies other than the U.S. Dollar or in financial instruments which are determined with references to currencies other than the U.S. Dollar. To the extent unhedged, the value of the Fund’s assets will fluctuate with U.S. Dollar exchange rates as well as with price changes of their investments in the various local markets and currencies.

Fixed Income Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Foreign Securities Risk: Because the Fund’s investments may, directly or indirectly, include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers.

Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Management Risk: The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The advisor’s and a sub-advisor’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the advisor’s judgments about the potential performance of the sub-advisor may also prove incorrect and may not produce the desired results.

Market Neutral and Hedged Strategies: Although the Fund may invest in positions that are intended to be market neutral, it may be unable to, or decide not to, hedge its positions, and, in such event, the Fund might sustain a significant risk of loss as a result of changes in the price of unhedged positions.

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Model Risk: The sub-advisor uses quantitative methods to determine which securities are considered for potential investment. As market dynamics shift over time, a previously highly successful model often becomes outdated or inaccurate. There can be no assurance that the sub-advisor will be successful in obtaining, developing and/or maintaining effective quantitative models or in identifying when such models are no longer effective (at least before substantial losses are incurred).

Non-Exchange Traded Derivatives Risk: Derivatives instruments that may be purchased or sold by the Fund may include instruments not traded on an exchange, including, but not limited to, swap and option transactions. Over-the-counter options, unlike exchange-traded options, are two-party contracts with price and other terms negotiated by the buyer and seller. The risk of nonperformance by the obligor on such an instrument may be greater and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange-traded instrument.

Option Risk: There are risks associated with the purchase of call and put options. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

Short Selling and Short Position Risk: The Fund may indirectly engage in short-selling and short position derivative activities. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the sub-advisor’s ability to accurately anticipate the future value of a security or instrument, and potentially higher transaction costs than are associated with long-only investing. The Fund’s losses are potentially unlimited in a short position transaction.

Small and Medium Capitalization Company Credit Risk: Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Therefore, securities issued by smaller companies may pose greater risk than is generally associated with the securities of larger, more established companies.

Spread and Arbitrage Trading: A significant part of the Fund’s investment operations may involve spread positions between two or more financial instrument positions. To the extent the price relationships between such positions remain constant, no gain or loss on the positions will occur.

Swap Risk: The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The value of a swap may be highly volatile and may fluctuate substantially during a short period of time.

Systems Risks: The Fund depends on the sub-advisor to develop and implement appropriate systems for the Fund’s activities. The Fund relies extensively on computer programs and systems to trade, clear and settle transactions, to evaluate certain securities based on real-time trading information, to monitor its portfolios and net capital, and to generate risk management and other reports that are critical to the oversight of the Fund’s activities. These programs or systems may be subject to certain defects, failures or interruptions, including, but not limited to, those caused by computer “worms,” viruses and power failures. Any such defect or failure could have a material adverse effect on the Fund.

Undervalued Stock Risk: Undervalued stocks may remain undervalued during a given period, may not ever realize their full value or may turn out to have been appropriately priced at the time the Fund purchased them. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions, or because the stocks’ worth was misgauged. Entire industries or sectors may lose favor with investors, and the Fund, in seeking value stocks, may focus its investments more heavily in those industries or sectors.

Volatility Risk: The Fund’s investment program may involve the purchase and sale of relatively volatile financial instruments such as derivatives, which are frequently valued based on implied volatilities of such derivatives compared to the historical volatility of underlying financial instruments. Fluctuations or prolonged changes in the volatility of such instruments, therefore, can adversely affect the value of investments held by the Fund.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information for the Fund will be available at no cost by visiting www.alphacorefunds.com or by calling 1-855-447-2532.